Supplementary Financial Information (Schedule Of Intangible Assets) (Details) - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,513	$ 1,508	$ 1,251
Accumulated Amortization	552	537	486
Net	961	971	765
Land Easements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	576	575	464
Accumulated Amortization	108	107	101
Net	468	468	363
Capitalized Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	937	933	787
Accumulated Amortization	444	430	385
Net	$ 493	$ 503	$ 402